Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE COMPARISON
The information below presents the relationship between the compensation of our Named Executive Officers and certain performance measures in accordance with Item 402(v) of Regulation S-K. The amounts presented in the tables below do not necessarily represent amounts actually earned or realized by our Named Executive Officers for the respective years. For a detailed discussion of our compensation programs and pay for performance philosophy, please refer to the “Compensation Discussion and Analysis” section above.

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (In Millions)	FFO per Diluted Share/Unit(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2024	6,617,506	6,952,717	2,279,283	2,367,001	136.6	117.6	296.0	2.65
2023	6,413,736	6,471,113	2,187,401	2,179,595	139.5	112.0	285.8	2.44
2022	5,675,125	5,009,154	1,946,025	1,758,889	124.7	100.6	381.6	2.28
2021	5,242,451	10,913,430	1,853,333	3,779,800	167.0	134.1	277.2	1.97
2020	7,123,032	7,607,552	2,095,731	2,439,650	104.2	94.9	200.2	1.84

(1)The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Baccile, in the Summary Compensation Table for the years ended December 31, 2024, 2023, 2022, 2021 and 2020. Mr. Baccile served as CEO for each of the years presented.
(2)The dollar amounts represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The tables below these footnotes show the steps taken to compute such amounts paid to the CEO and non-CEO NEOs in accordance with Item 402(v) of Regulation S-K.
(3)The dollar amounts in this column reflect the average compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for the years ended December 31, 2024, 2023, 2022 and 2021 and Mr. Yap, Mr. Musil, Mr. Schultz and David Harker, the Company’s former Executive Vice President - Central Region for the year ended December 31, 2020.
(4)Reflects cumulative total shareholder return of the FTSE Nareit All Equity REIT Index (the “FTSE Index”), which is the index used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.
(5)FFO represents net income available to common stockholders, unitholders and participating securities, plus depreciation and other amortization of real estate, plus impairment of real estate, minus gain (or plus loss) on sale of real estate, adjusted for any associated income tax provision or benefits. Similar adjustments are made for our share of net income from an unconsolidated joint venture. FFO is a non-GAAP financial measure created by Nareit as a supplemental measure of REIT operating performance that excludes certain items from net income determined in accordance with GAAP. FFO is calculated by the Company in accordance with the definition adopted by the Board of Governors of Nareit and therefore may not be comparable to other similarly titled measures of other companies.

Year	2024	2023	2022	2021	2020
CEO
Summary Compensation Table (SCT) Total Compensation ($)	6,617,506	6,413,736	5,675,125	5,242,451	7,123,032
Adjustments for stock awards:
Reported Value of Equity Awards in SCT ($)	(3,810,539)	(3,714,199)	(3,165,627)	(2,113,787)	(4,417,536)
Fair Value of Equity Awards Granted in the Year and Unvested ($)	3,898,748	3,758,544	2,957,058	3,873,565	4,302,696
Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($)	223,528	102,783	(938,114)	2,695,084	67,385
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	—	—	197,042
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(207,851)	(292,753)	199,495	1,017,850	176,696
Value of Dividends or other Earnings Paid on Awards ($)	231,325	203,002	281,217	198,267	158,237
Compensation Actually Paid ($)(1)(2)	6,952,717	6,471,113	5,009,154	10,913,430	7,607,552

Non-CEO NEOs
SCT Total Compensation ($)	2,279,283	2,187,401	1,946,025	1,853,333	2,095,731
Adjustments for stock awards:
Reported Value of Equity Awards in SCT ($)	(994,037)	(963,439)	(807,314)	(702,519)	(1,155,169)
Fair Value of Equity Awards Granted in the Year and Unvested ($)	1,017,590	974,392	754,115	1,287,373	1,180,911
Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($)	58,722	27,602	(293,287)	797,355	44,592
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	—	—	17,231
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(53,806)	(107,620)	69,244	463,324	183,406
Value of Dividends or other Earnings Paid on Awards ($)	59,249	61,259	90,106	80,934	72,948
Compensation Actually Paid ($)(1)(2)	2,367,001	2,179,595	1,758,889	3,779,800	2,439,650

(1)Fair value or change in fair value, as applicable, of equity awards in “Compensation Actually Paid” was determined by reference to (a) for Time-Based Units and Time-Based RSUs, closing price on applicable year-end dates ($42.13, $66.20, $48.26, $52.67 and $50.13 as of December 31, 2020, 2021, 2022, 2023 and 2024, respectively) or, in the case of vesting dates, the actual vesting price, and (b) for Performance Units and Performance RSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or in the case of vesting date, the actual vesting price, determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and based on volatility, dividend rates and risk free rates determined as of the revaluation date.
	(2)As previously discussed in the Company’s 2021 Proxy Statement, during the year ended December 31, 2020, each NEO received one-time transitional equity grants in connection with the transition of the historical compensation program to our current compensation program. Specifically, the 2020 grants included one-year, two-year and three-year vesting or performance periods as one-time only grants in order maintain an appropriate level of overall long-term compensation opportunity during the transition between the two programs. For the years ended December 31, 2022, 2021 and 2020, the value of these one-time transition awards included in Compensation Actually Paid for the CEO was $(74,205), $743,580, and $1,299,887, respectively. For the years ended December 31, 2022, 2021, and 2020, the value of these one-time transition awards included in Compensation Actually Paid for the Non-CEO NEOs was $(40,450), $111,154, and $261,959, respectively.
Company Selected Measure Name	FFO per diluted share/Unit
Named Executive Officers, Footnote
(3)The dollar amounts in this column reflect the average compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for the years ended December 31, 2024, 2023, 2022 and 2021 and Mr. Yap, Mr. Musil, Mr. Schultz and David Harker, the Company’s former Executive Vice President - Central Region for the year ended December 31, 2020.

Peer Group Issuers, Footnote
(4)Reflects cumulative total shareholder return of the FTSE Nareit All Equity REIT Index (the “FTSE Index”), which is the index used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 6,617,506	$ 6,413,736	$ 5,675,125	$ 5,242,451	$ 7,123,032
PEO Actually Paid Compensation Amount	$ 6,952,717	6,471,113	5,009,154	10,913,430	7,607,552
Adjustment To PEO Compensation, Footnote

Year	2024	2023	2022	2021	2020
CEO
Summary Compensation Table (SCT) Total Compensation ($)	6,617,506	6,413,736	5,675,125	5,242,451	7,123,032
Adjustments for stock awards:
Reported Value of Equity Awards in SCT ($)	(3,810,539)	(3,714,199)	(3,165,627)	(2,113,787)	(4,417,536)
Fair Value of Equity Awards Granted in the Year and Unvested ($)	3,898,748	3,758,544	2,957,058	3,873,565	4,302,696
Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($)	223,528	102,783	(938,114)	2,695,084	67,385
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	—	—	197,042
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(207,851)	(292,753)	199,495	1,017,850	176,696
Value of Dividends or other Earnings Paid on Awards ($)	231,325	203,002	281,217	198,267	158,237
Compensation Actually Paid ($)(1)(2)	6,952,717	6,471,113	5,009,154	10,913,430	7,607,552

Non-PEO NEO Average Total Compensation Amount	$ 2,279,283	2,187,401	1,946,025	1,853,333	2,095,731
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,367,001	2,179,595	1,758,889	3,779,800	2,439,650
Adjustment to Non-PEO NEO Compensation Footnote

Non-CEO NEOs
SCT Total Compensation ($)	2,279,283	2,187,401	1,946,025	1,853,333	2,095,731
Adjustments for stock awards:
Reported Value of Equity Awards in SCT ($)	(994,037)	(963,439)	(807,314)	(702,519)	(1,155,169)
Fair Value of Equity Awards Granted in the Year and Unvested ($)	1,017,590	974,392	754,115	1,287,373	1,180,911
Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($)	58,722	27,602	(293,287)	797,355	44,592
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	—	—	17,231
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(53,806)	(107,620)	69,244	463,324	183,406
Value of Dividends or other Earnings Paid on Awards ($)	59,249	61,259	90,106	80,934	72,948
Compensation Actually Paid ($)(1)(2)	2,367,001	2,179,595	1,758,889	3,779,800	2,439,650

(1)Fair value or change in fair value, as applicable, of equity awards in “Compensation Actually Paid” was determined by reference to (a) for Time-Based Units and Time-Based RSUs, closing price on applicable year-end dates ($42.13, $66.20, $48.26, $52.67 and $50.13 as of December 31, 2020, 2021, 2022, 2023 and 2024, respectively) or, in the case of vesting dates, the actual vesting price, and (b) for Performance Units and Performance RSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or in the case of vesting date, the actual vesting price, determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and based on volatility, dividend rates and risk free rates determined as of the revaluation date.
	(2)As previously discussed in the Company’s 2021 Proxy Statement, during the year ended December 31, 2020, each NEO received one-time transitional equity grants in connection with the transition of the historical compensation program to our current compensation program. Specifically, the 2020 grants included one-year, two-year and three-year vesting or performance periods as one-time only grants in order maintain an appropriate level of overall long-term compensation opportunity during the transition between the two programs. For the years ended December 31, 2022, 2021 and 2020, the value of these one-time transition awards included in Compensation Actually Paid for the CEO was $(74,205), $743,580, and $1,299,887, respectively. For the years ended December 31, 2022, 2021, and 2020, the value of these one-time transition awards included in Compensation Actually Paid for the Non-CEO NEOs was $(40,450), $111,154, and $261,959, respectively.
Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Shareholder Return

	(1)Value assumes $100 invested on December 31, 2019.
Compensation Actually Paid vs. Net Income

CAP vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP vs. FFO per Diluted Share/Unit

Tabular List, Table
Other Important Financial Performance Measures for Executive Compensation
The following is a list identifying the five most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (“CAP”) to our CEO and other Named Executive Officers in 2024 to the Company’s performance. The role of each of these performance measures on our Named Executive Officer’s compensation is discussed in the “Compensation Discussion and Analysis” section above.

Financial Performance Measures
FFO per Diluted Share/Unit
Relative TSR to FTSE Nareit All Equity Index
Relative TSR to Long-Term Incentive Peer Group
Same Store NOI Growth
Fixed Charge Coverage Ratio

Total Shareholder Return Amount	$ 136.6	139.5	124.7	167.0	104.2
Peer Group Total Shareholder Return Amount	117.6	112.0	100.6	134.1	94.9
Net Income (Loss)	$ 296,000,000.0	$ 285,800,000	$ 381,600,000	$ 277,200,000	$ 200,200,000
Company Selected Measure Amount | $ / shares	2.65	2.44	2.28	1.97	1.84
PEO Name	Mr. Baccile
Additional 402(v) Disclosure
(2)The dollar amounts represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The tables below these footnotes show the steps taken to compute such amounts paid to the CEO and non-CEO NEOs in accordance with Item 402(v) of Regulation S-K.

Measure:: 1
Pay vs Performance Disclosure
Name	FFO per Diluted Share/Unit
Non-GAAP Measure Description	FFO represents net income available to common stockholders, unitholders and participating securities, plus depreciation and other amortization of real estate, plus impairment of real estate, minus gain (or plus loss) on sale of real estate, adjusted for any associated income tax provision or benefits. Similar adjustments are made for our share of net income from an unconsolidated joint venture. FFO is a non-GAAP financial measure created by Nareit as a supplemental measure of REIT operating performance that excludes certain items from net income determined in accordance with GAAP. FFO is calculated by the Company in accordance with the definition adopted by the Board of Governors of Nareit and therefore may not be comparable to other similarly titled measures of other companies.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR to FTSE Nareit All Equity Index
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR to Long-Term Incentive Peer Group
Measure:: 4
Pay vs Performance Disclosure
Name	Same Store NOI Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Fixed Charge Coverage Ratio
PEO | Reported Value of Equity Awards in SCT ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,810,539)	$ (3,714,199)	$ (3,165,627)	$ (2,113,787)	$ (4,417,536)
PEO | Fair Value of Equity Awards Granted in the Year and Unvested ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,898,748	3,758,544	2,957,058	3,873,565	4,302,696
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,528	102,783	(938,114)	2,695,084	67,385
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	197,042
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,851)	(292,753)	199,495	1,017,850	176,696
PEO | Value of Dividends or other Earnings Paid on Awards ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,325	203,002	281,217	198,267	158,237
Non-PEO NEO | Reported Value of Equity Awards in SCT ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(994,037)	(963,439)	(807,314)	(702,519)	(1,155,169)
Non-PEO NEO | Fair Value of Equity Awards Granted in the Year and Unvested ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,017,590	974,392	754,115	1,287,373	1,180,911
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Years ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,722	27,602	(293,287)	797,355	44,592
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	17,231
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,806)	(107,620)	69,244	463,324	183,406
Non-PEO NEO | Value of Dividends or other Earnings Paid on Awards ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 59,249	$ 61,259	$ 90,106	$ 80,934	$ 72,948